Borrowings (Details) $ in Thousands, $ in Millions									1 Months Ended		12 Months Ended
		Dec. 26, 2023	Aug. 18, 2023 USD ($)	Aug. 16, 2023 USD ($)	Aug. 16, 2023 COP ($)	Nov. 30, 2022 USD ($)	Jun. 28, 2022 USD ($)	Nov. 12, 2021 USD ($)	Nov. 20, 2018 USD ($)	Nov. 20, 2018 COP ($)	Dec. 31, 2024 USD ($) W		Dec. 31, 2023 USD ($)		Jun. 30, 2023	Oct. 14, 2022 USD ($)
Borrowings [Line Items]
Loan amounts				$ 5,486	$ 247,817				$ 35,000	$ 200,434	$ 28,300
Loan installment term											5 years
Percentage of interest rate											5.30%
Internal rate						3.75%
Financial covenants, description											●Indebtedness index (Indebtedness/EBITDA) as of June 30 and December 30 of each year, during the loan term, must be less than or equal to 3.5 times. If the index is greater than 3.0 and less than 3.5, it proceeds to the extent that this value is originated by causes other than additional debt and the justification of the increase must be presented to the agent. ●Short-term leverage ratio must be less than 1.0 on the last day of each semester. ●EBITDA ratio / financial expenses = or > 3.0 on the last day of each semester.
Percentage of combined EBITDA															80.00%
Reserve factoring											$ 13,933		$ 18,849
Description of lenders agreed											As part of the waiver negotiations, the lenders agreed to adjust the covenant ratios as noted below for the period ended June 30, 2023: ●Procaps S.A. and its subsidiaries consolidated Indebtedness Indicator (Indebtedness / EBITDA) must not be greater than 4.5x. ●Procaps S.A and its subsidiaries EBITDA interest coverage ratio must not be less than 1.8x.
Description of covenant reporting											Further, on September 29, 2023, the Group negotiated with BTG to change the covenant reporting entity to be the Group instead of just Procaps S.A. and its subsidiaries. The changes in the ratios are as follows: ●For the remainder of 2023, Indebtedness Indicator (Indebtedness / EBITDA) must be greater than 4.30x. For the period starting 2024, it must be greater than 3.5x. ●For the remainder of 2023, EBITDA interest coverage ratio shall be greater than 1.9x. For the period starting 2024, it must be greater than 3.0x.
Description of new BTG credit agreement											The New BTG Credit Agreement requires the Group’s compliance with the following financial covenants, each measured on a trailing twelve-month basis on the final day of each period ending June 30 and December 31 2023: ●Consolidated debt to consolidated EBITDA ratio of no greater than 3.50:1:00 (other than for the twelve-month period ended December 31, 2023, for which the ratio shall be no greater than 4.30:1.00). ●EBITDA interest coverage ratio of greater than 3.00:1.00 (other than for the twelve-month period ended December 31, 2023, for which the ratio shall be greater than 1.90:1.00).As of December 31, 2023, the Company did not provide information regarding financial ratios to the lenders. Also, according to the consolidated financial results for the year ended December 31, 2023, Management determined that the Group was in compliance with the following financial covenant ratios: consolidated debt to consolidated EBITDA ratio 3.71 and EBITDA interest coverage ratio 1.98. Also, the Group did not comply with other non-financial covenants for which a waiver was not obtained.
Description of financial covenant ratios											Based on the consolidated financial results for the year ended December 31, 2024, the Company determined that it was not in compliance with the following financial covenant ratios: ●Consolidated Total Indebtedness to Consolidated EBITDA ratio of 27.73x, compared to a maximum permitted ratio of 3.50x; ●Consolidated EBITDA to Consolidated Interest Expense ratio of 0.32x, compared to a minimum required ratio of 3.00x;
Percentage of discount											2.20%
Settle invoices amount											$ 3,000
Trade payable percentage (in Watts) | W											0.4
Lease liabilities	[1]										$ 30,318		35,247
Aggregate principal amount								$ 115,000
Aggregate principal amount percentage								4.75%
Issuance costs related											2,142
Initial purchasers											1,390
Attorneys’ costs											752
Increase debt extinguishment amount						$ 113,400
Expensed unamortized transaction costs						1,600					$ 13,707
Recognized liability amount						$ 115,000
Description of subsidiaries of the Group											The Senior Notes require Procaps, S.A., the Group and the following subsidiaries of the Group: C.I. Procaps, S.A., Diabetrics Healthcare S.A.S., Pharmayect S.A., Procaps, S.A. de C.V., Biokemical, S.A. de C.V., Colbras Indústria e Comércio Ltda., and Sofgen Pharmaceuticals LLC. to comply with the following financial ratios: ●The consolidated total debt of Procaps, S.A., the Group and the other obligors thereunder to consolidated EBITDA for the last twelve months of 3.50:1.00 or less (Indebtedness Indicator), measured on a trailing twelve-month basis on the final day of each fiscal quarter of the Group; ●An EBITDA interest coverage ratio (calculated as the consolidated EBITDA for the last twelve months of Procaps, S.A., the Group and the other obligors thereunder divided by the consolidated interest expenses of Procaps, S.A., the Group and the other obligors thereunder) in excess of, or equal to, 3.00:1.00, measured on a trailing twelve-month basis on the final day of each fiscal quarter of the Group. ●Short-term leverage ratio equal to or less than 1.00
Description of obligors debt											The consolidated total debt of Procaps, S.A., the Group and the other obligors thereunder to consolidated EBITDA for the last twelve months of 4.00:1.00 or less: ●An EBITDA interest coverage ratio in excess of, or equal to, 2.20:1.00. ●Short-term leverage ratio equal to or less than 1.60:1:00.
Description of covenant ratios											As of June 30, 2023 the Group obtained an Additional waiver under the NPA in anticipation of a potential breach of the covenant ratios contained within the March 31, 2023 waiver. For the periods ending June 30 and September 30, 2023, the lenders agreed to adjust the covenant ratios as noted below (the covenants returned to the original terms from December 31, 2023, onwards): ●The consolidated total debt of Procaps, S.A., the Group and the other obligors thereunder to consolidated EBITDA for the last twelve months of 4.30:1.00 or less. ●An EBITDA interest coverage ratio in excess of, or equal to, 1.90:1.00.
Description of incremental waivers											On December 29, 2023, the Group obtained Incremental Waivers under the NPA in anticipation of a potential breach of the EBITDA interest coverage ratio, which adjusts such ratio for the period ended December 31, 2023, that shall be greater than or equal to 1.90:1.00.
Description of management determined											Also, according to the consolidated financial results for the year ended December 31, 2023, Management determined that the Group was not in compliance with the following financial covenant ratio: consolidated total debt to consolidated EBITDA ratio 3.71. The Company complied with EBITDA interest coverage ratio 1.98.
Current liabilities											$ 415,924		433,567
Foreign currency exchange differences											16,488
Cost amortization											98
Reverse factoring amount											47,161
New lease liabilities											166,267	[2]	$ 132,988	[3]
Bottom of Range [Member]
Borrowings [Line Items]
Internal rate						4.75%
Lease liabilities											3,849
Top of Range [Member]
Borrowings [Line Items]
Internal rate						8.50%
Suppliers											$ 40,739
New Banco Credit Agreement [Member]
Borrowings [Line Items]
Loan amounts					$ 225,325
Percentage of interest rate				8.50%	8.50%
Financial covenants, description											Based on the consolidated financial results for the year ended December 31, 2024, the Company determined that it was not in compliance with the following financial covenant ratios: ●Consolidated Total Indebtedness to Consolidated EBITDA ratio of 27.73x, compared to a maximum permitted ratio of 3.50x; ●Consolidated EBITDA to Consolidated Interest Expense ratio of 0.32x, compared to a minimum required ratio of 3.00x;
Description of financial ratios		On December 26, 2023, the Group obtained Incremental Waivers under the New Banco Credit Agreement in anticipation of a potential breach of the consolidated EBITDA to consolidated interest expense ratio, which adjusts such ratio for the period ended December 31, 2023, that shall be greater than 1.90:1.00.		The New Banco Credit Agreement – Club Deal requires the Group’s compliance with the following financial covenants, each measured on a trailing twelve-month basis on the final day of each fiscal quarter of the Group: ●Consolidated debt to consolidated EBITDA ratio of no greater than 3.50:1:00 (other than for the period ended September 30, 2023, for which the ratio shall be no greater than 4.30:1.00). ●EBITDA interest coverage ratio of greater than 3.00:1.00 (other than for the period ended September 30, 2023, for which the ratio shall be greater than 1.90:1.00).	The New Banco Credit Agreement – Club Deal requires the Group’s compliance with the following financial covenants, each measured on a trailing twelve-month basis on the final day of each fiscal quarter of the Group: ●Consolidated debt to consolidated EBITDA ratio of no greater than 3.50:1:00 (other than for the period ended September 30, 2023, for which the ratio shall be no greater than 4.30:1.00). ●EBITDA interest coverage ratio of greater than 3.00:1.00 (other than for the period ended September 30, 2023, for which the ratio shall be greater than 1.90:1.00).								As of December 31, 2023 the Company did not provide information regarding financial ratios to the lenders. Also, according to the consolidated financial results for the year ended December 31, 2023, Management determined that the Group was not in compliance with the following financial covenant ratio: consolidated debt to consolidated EBITDA ratio 3.71. The Company complied with EBITDA interest coverage ratio 1.98. Also, the Group did not comply with other non-financial covenants for which a waiver was not obtained.
Indebtedness											$ 47,212		$ 62,894
BTG Credit Agreement [Member]
Borrowings [Line Items]
Loan amounts			$ 19
Percentage of interest rate			5.80%
Financial covenants, description							On June 28, 2022, Procaps, S.A. entered into a credit agreement with BTG Pactual (the “BTG Credit Agreement”) to borrow $8,672. The financial covenants required by the BTG Credit Agreement are as follows: ●Consolidated Indebtedness Indicator (Indebtedness / EBITDA) must not be greater than 3.5 times. ●EBITDA interest coverage ratio must not be less than 3 times.
Indebtedness											2,111		12,448
Borrow amount							$ 8,672									$ 19,000
Borrowings [Member]
Borrowings [Line Items]
Cost amortization											70
New lease liabilities											$ 2,574
COP and Libor [Member]
Borrowings [Line Items]
Internal rate											4.80%
WM Partners LP [Member]
Borrowings [Line Items]
Lease liabilities											$ 1,331		1,501
NPA [Member]
Borrowings [Line Items]
Current liabilities											$ 115,000		115,000
NPA [Member] | Borrowings [Member]
Borrowings [Line Items]
Current liabilities													$ 115,000

[1]	Borrowings at amortized cost are unsecured, with the exception of factoring obligations which are collateralized by trade receivables. Refer to Note 18. Trade and other receiables,net.
[2]	New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $40,739 and new lease liabilities for $3,849.
[3]	New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $47,161 and new lease liabilities for $2,574.